Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 383,122	$ 439,195
Other current assets	10,120	11,255
Total current assets	393,242	450,450
Non-current assets
Property, plant and equipment	2,391	1,629
Right-of-use assets	8,152	3,129
Intangible assets	10,147	10,179
Interest in joint venture	47,381	47,908
Other long-term assets	392	397
Total non-current assets	68,463	63,242
Total assets	461,705	513,692
Current liabilities
Accounts payable	11,462	5,279
Other current liabilities	25,272	30,375
Lease liabilities, short-term	833	1,002
Current income tax payable	237	149
Convertible loans, short-term	3,594	3,631
Total current liabilities	41,398	40,436
Non-current liabilities
Convertible loans, long-term	35,773	34,775
Convertible loans, derivatives	52,039	73,208
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	7,599	2,465
Defined benefit pension liabilities	3,389	3,543
Other non-current liabilities	0	221
Total non-current liabilities	122,339	137,751
Total liabilities	163,737	178,187
Equity attributable to owners of the parent
Share capital	6,314	6,314
Share premium	981,059	981,056
Treasury shares	(4)	(4)
Other reserves	56,704	42,753
Cumulative translation adjustments	281	245
Accumulated losses	(746,386)	(694,859)
Total equity attributable to owners of the parent	297,968	335,505
Total liabilities and equity	$ 461,705	$ 513,692